Intangible Assets, Net - Schedule of Intangible Assets (Parenthetical) (Details) - Seller - CNY (¥) ¥ in Thousands	1 Months Ended
	Oct. 31, 2020	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Equity interest		90.00%
Trademark, acquisition	¥ 166,451